MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2030 Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Summary Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Select T. Rowe Price Retirement 2030 Fund		Class I	Class M5	Class M4	Class M3
Management Fees		none	none	none	none
Distribution and Service (Rule 12b-1) Fees		none	none	0.25%	0.50%
Other Expenses		0.04%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses		0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses		0.57%	0.72%	0.97%	1.22%
Expense Reimbursement		(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[1]	0.50%	0.65%	0.90%	1.15%
[1]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .50%, .65%, .90%, and 1.15% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Select T. Rowe Price Retirement 2030 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	51	174	309	705
Class M5	66	221	392	886
Class M4	92	300	528	1,182
Class M3	117	378	662	1,469

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE